Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues
Share-based compensation	$ 7,873	$ 10,164	$ 9,009
Cost of revenues
Cost of revenues
Revenue sharing fees and content costs	1,020,440	945,149	1,020,174
Payment handling costs	120,292	137,989	165,421
Bandwidth costs	91,419	79,718	77,496
Salary and welfare	92,002	84,427	87,629
Depreciation and amortization	19,204	36,753	70,666
Technical service fee	41,917	60,537	63,328
Share-based compensation	1,720	3,575	8,185
Other costs	44,591	106,694	66,489
Total	$ 1,431,585	$ 1,454,842	$ 1,559,388